Acquisitions - Schedule of Pro Forma Statement of Operations Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Business Acquisition [Line Items]
Revenues		$ 3,380.0	$ 3,911.6
Net loss attributable to Lionsgate Studios Corp.		$ (376.5)	$ 63.4
eOne
Business Acquisition [Line Items]
Revenues	$ 767.4
Net loss attributable to Lionsgate Studios Corp.	$ (311.1)